Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Investments Abstract
Schedule of information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Sales revenues (1)	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	−	100.00	100.00	42,379	56,131	3,410	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	2,223	967	93	Brazil
Petrobras Logística de Exploração e Produção S.A. - PB-LOG	E&P	100.00	100.00	669	116	202	Brazil
Petrobras Biocombustível S.A.	G&LCE	100.00	100.00	96	157	(18)	Brazil
Araucária Nitrogenados S.A.	RT&M	100.00	100.00	−	32	(1)	Brazil
Termomacaé S.A.	G&LCE	100.00	100.00	17	62	12	Brazil
Braspetro Oil Services Company - Brasoil (2)	Corporate, others	100.00	100.00	−	9	8	Cayman Islands
Termobahia S.A.	G&LCE	98.85	98.85	−	100	89	Brazil
Baixada Santista Energia S.A.	G&LCE	100.00	100.00	−	64	2	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	E&P	99.15	99.15	−	19	5	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	20	8	2	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	Corporate, others	100.00	100.00	26	14	4	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	G&LCE	51.00	51.00	349	104	153	Brazil
Refinaria de Mucuripe S.A (3)	RT&M	100.00	100.00	−	−	−	Brazil
Associação Petrobras de Saúde (4)	Corporate, others	93.41	93.41	823	144	18	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	64	57	21	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	−	216	(31)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	−	20	23	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	−	25	4	Brazil
Brasympe Energia S.A.	G&LCE	20.00	20.00	−	15	2	Brazil
Brentech Energia S.A.	G&LCE	30.00	30.00	−	13	1	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	−	24	4	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	−	Brazil
Associates
Braskem S.A. (5)	RT&M	36.15	47.03	−	1,038	(601)	Brazil
UEG Araucária Ltda.	G&LCE	18.80	18.80	−	66	(22)	Brazil
Energética SUAPE II S.A.	G&LCE	20.00	20.00	−	104	29	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	−	Brazil
Bioenergética Britarumã S.A.	G&LCE	30.00	30.00	−	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	G&LCE	25.00	25.00	−	3	2	Brazil
(1) Sales revenues refers to the home country of companies. Regarding PIBBV, the composition of sales revenue is: 56% in the Netherlands, 25% in the United States, and 19% in Singapore.
(2)In December 2023, Braspetro Oil Services Company - Brasoil repurchased 105,000,000 common shares for the amount of US$1 per share.
(3) The contract for the sale of Refinaria de Mucuripe S.A was rescinded due to the non-fulfillment of established precedent conditions.
(4) APS is a non-profit civil association, which carries out health assistance activities, and is consolidated in the Company’s financial statements.
(5) Equity and net income at September 30, 2022, most current public information.

Schedule of investments in associates and joint ventures

	Balance at 12.31.2022	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2023
Joint Ventures	546	12	−	(2)	2	1	(78)	481
MP Gulf of Mexico, LLC/PIB BV	374	−	−	(3)	(1)	−	(30)	340
Compañia Mega S.A. - MEGA	149	−	−	4	1	−	(35)	119
Other joint ventures	23	12	−	(3)	2	1	(13)	22
Associates	1,016	12	(1)	(302)	(114)	266	(4)	873
Other investments	4	−	−	−	−	−	−	4
Total	1,566	24	(1)	(304)	(112)	267	(82)	1,358

	Balance at 12.31.2021	Investments	Transfer to assets held for sale	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2022
Joint Ventures	509	16	1	(2)	256	1	−	(235)	546
MP Gulf of Mexico, LLC/PIB BV	387	−	−	−	170	1	−	(184)	374
Compañia Mega S.A. - MEGA	98	−	−	−	55	1	−	(5)	149
Other joint ventures	24	16	1	(2)	31	(1)	−	(46)	23
Associates	998	11	(58)	(13)	(5)	(27)	219	(109)	1,016
Other investments	3	−	−	−	−	1	−	−	4
Total	1,510	27	(57)	(15)	251	(25)	219	(344)	1,566

Schedule of  investments in non- consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2023	12.31.2022	Type	12.31.2023	12.31.2022	12.31.2023	12.31.2022
Associate
Braskem S.A.	212,427	212,427	Common	4.48	4.83	952	1,025
Braskem S.A.	75,762	75,762	Preferred A	4.52	4.55	342	345
						1,294	1,370

Schedule of condensed financial information and non controlling interest

	FIDC		TBG		Gaspetro(1)
	2023	2022	2023	2022	2022
Current assets	7,803	3,951	260	200	−
Property, plant and equipment	1	−	314	298	−
Other non-current assets	−	−	4	3	−
	7,804	3,951	578	501	−
Current liabilities	8	1	250	145	−
Non-current liabilities	−	−	224	237	−
Shareholders' equity	7,796	3,950	104	119	−
	7,804	3,951	578	501	−
Sales revenues	−	−	349	350	100
Net income (loss)	1,203	416	153	181	21
Increase (decrease) in cash and cash equivalents	(1,133)	2	39	72	(14)
(1) In July 2022, the Company completed the sale of its entire stake in Gaspetro (51%).

Schedule of condensed financial information

	2023				2022

	Joint ventures			Associates(1)	Joint ventures			Associates(1)

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad		In Brazil	MP Gulf of Mexico, LLC	Other companies abroad

Current assets	330	537	275	7,910	295	481	410	6,642
Non-current assets	272	66	9	2,591	231	139	17	2,491
Property, plant and equipment	525	1,863	189	8,082	508	2,690	191	7,380
Other non-current assets	41	1	−	1,263	37	1	−	605
	1,168	2,467	473	19,846	1,071	3,311	618	17,118
Current liabilities	313	365	70	5,096	294	344	145	4,473
Non-current liabilities	533	424	52	13,182	494	548	32	11,263
Shareholders' equity	315	1,336	351	1,690	277	2,045	291	1,587
Non-controlling interest	7	342	−	(122)	6	374	150	(205)
	1,168	2,467	473	19,846	1,071	3,311	618	17,118

Sales revenues	1,036	907	−	14,199	1,159	1,408	32	18,709
Net Income (loss) for the year	5	408	21	(849)	72	887	162	(146)
Ownership interest - %	20 to 50%	20%	34 to 45%	18.8 to 38.8%	20 to 50%	20%	34 to 45%	18.8 to 38.8%
(1) It is mainly composed of Braskem.